Assets Held for Sale and Liabilities Associated to Assets Held for Sale (Detail) R$ in Thousands	Jun. 30, 2018 BRL (R$)	Jun. 30, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Discontinued Operations [Line Items]
Dividends receivable | $		$ 2,345,355	$ 2,012,146
Operations in Africa
Discontinued Operations [Line Items]
Held-for-sale assets	R$ 5,082,076			R$ 4,675,216	R$ 5,403,903
Cash, cash equivalents and cash investments	102,094			156,128	241,982
Accounts receivable	103,387			123,109	143,152
Dividends receivable	2,345,355			2,012,146	2,008,556
Available-for-sale financial asset	2,084,839			1,965,972	2,047,379
Other assets	227,958			123,865	120,277
Deferred Income Tax				54,540	460
Other assets and deferred tax assets				178,405
Investments	24,201			42,217	33,859
Property, plant and equipment	153,916			149,176	383,359
Intangible assets	40,326			48,063	157,163
Goodwill					267,716
Liabilities directly associated to assets held for sale	274,299			354,127	544,865
Borrowings and financing	242			260	550
Trade payables	26,309			34,407	80,477
Provisions for pension plans	319			366	465
Other liabilities	247,429			319,094	463,373
Non-controlling interests	279,133			293,457	790,996
Total assets held for sale and liabilities associated to assets held for sale	4,528,644			4,027,632	R$ 4,068,042
Total held-for-sale assets - Company	4,011,846			3,553,581
Intra Group [Member] | Operations in Africa
Discontinued Operations [Line Items]
Intragroup eliminations	(516,798)			(474,051)
Africa [Member] | Operations in Africa
Discontinued Operations [Line Items]
Investments	R$ 4,011,846			R$ 3,553,581